CERTAIN TRANSACTIONS (Details 6) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Employee Related Obligations.	$ 660	$ 859
Additional paid in capital	23,410	23,409
Rimsa PPA [Member]
Business Acquisition [Line Items]
Other Current Assets.	97
Deferred taxes and other noncurrent assets	144
In-process research and development	338
Goodwil	1,933
Total assets acquired	2,512
Deferred Income Taxes .	68
Other Current Liabilities	123
Total liabilities assumed	191
Net assets acquired	2,321
Takeda PPA [Member]
Business Acquisition [Line Items]
Inventories.	134
Goodwil	698
Product Rights	1,491
Total assets acquired	2,323
Deferred Income Taxes .	498
Total liabilities assumed	498
Net assets acquired	1,825
Actavis PPA [Member]
Business Acquisition [Line Items]
Inventories.	1,671
Trade Receivable	3,245
Property Plant And Equipment	1,392
Cash and cash equivalents	84
Other non-current assets.	24
Other Current Assets.	2,042
In-process research and development	5,413
Goodwil	24,582
Product Rights	7,958
Trade names	417
Total assets acquired	46,828
Sales Reserves And Allowances.	2,037
Employee Related Obligations.	147
Trade Payables	441
Accrued expenses.	957
Deferred Income Taxes .	3,622
Other Current Liabilities	354
Total liabilities assumed	7,558
Net assets acquired	39,270
Acquisition Cash Consideration	33,878
BusinessCombinationConsiderationTransferredEquityInterestsIssuedAndIssuable	5,065
Business Combination Consideration Transferred Equity Based Compensation	25
Contingent Consideration 2	302
Total fair value of consideration transferred	39,270
Actavis Held For Sale [Member]
Business Acquisition [Line Items]
Trade receivables.	59
Inventory Held For Sale	63
Other Current Asset HeldForSale	1
Deferred income taxes.	7
Assets Held For Sale Property Plant And Equipments	36
Identifiable Intangible Assets Net Held For Sale	633
Total Assets Of The Disposal Group Classified As Held For Sale In The Consolidated Balance Sheets	799
Account Payable And Accruals Held For Sale	83
Other current liabilities.	10
Other Taxes AndLong Term Liabilities Held For Sale	23
Total Liabilities Of The Disposal Group Classified As Held For Sale In The Consolidated Balance Sheet	116
Actavis Preliminary Values [Member]
Business Acquisition [Line Items]
Inventories.		1,670
Trade Receivable		3,211
Property Plant And Equipment		1,370
Cash and cash equivalents		84
Other non-current assets.		24
Other Current Assets.		2,050
In-process research and development		5,006
Goodwil		24,192
Product Rights		8,640
Trade names		417
Total assets acquired		46,664
Sales Reserves And Allowances.		1,988
Employee Related Obligations.		134
Trade Payables		441
Accrued expenses.		920
Deferred Income Taxes .		3,493
Other Current Liabilities		376
Total liabilities assumed		7,352
Net assets acquired		$ 39,312
Actavis Measurement Period Adjustments [Member]
Business Acquisition [Line Items]
Inventories.	1
Trade Receivable	34
Property Plant And Equipment	22
Cash and cash equivalents	0
Other non-current assets.	0
Other Current Assets.	(8)
In-process research and development	407
Goodwil	390
Product Rights	(682)
Trade names	0
Total assets acquired	164
Sales Reserves And Allowances.	49
Employee Related Obligations.	13
Trade Payables	0
Accrued expenses.	37
Deferred Income Taxes .	129
Other Current Liabilities	(22)
Total liabilities assumed	206
Net assets acquired	$ (42)